Accrued Compensation (Additional Information) (Detail) (USD $)	12 Months Ended
Dec. 31, 2013
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Percentage Of Interest On Accrued Compensation	8.00%
Debt Instrument, Convertible, Conversion Price	$ 2.00